10-Q STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK- BASED COMPENSATION
Long-term Incentive Plan:
In October of 2023, the Compensation Committee approved the issuance of 2,468,500 restricted stock units (“RSUs”) to executives, employees and directors as part of the Company’s 2023 Long-Term Equity Compensation Incentive Plan (“Long-term Incentive Plan”). This plan provides for equity-based awards, including restricted stock units, performance stock units (“PSU”), stock options and unrestricted shares of common stock, may be granted to officers, key employees and directors of the Company. The Company has granted RSUs that provide the right to receive, subject to service based vesting conditions, shares of common stock pursuant to the Equity Plan. The expense associated with these awards will be based on the fair value of the stock as of the grant date, where the Company will elect to straight line recognition over the vesting period, which is three years.
Under the approved Long-term Incentive Plan, generally, each RSU entitles the unit holder to one share of common stock when the restriction expires. RSUs have service conditions associated with them that range from one to three years. In our plan, subject to continuous employment, 10% of the Initial Annual Award will vest at 12 months following the date of grant and 90% of the Initial Annual Award will vest at 36 months following the date of the grant. For certain employees, a minimum of 10% of the Initial Annual Award will vest if termination by the Employer without cause or by the executive for good reason occurs within the first 12 months of the grant. For employees that were part of the Company at the time of the Merger, the vesting periods are 9 months for the 10% and 33 months for the 90% of the Initial Annual Awards. After satisfying the above vesting conditions, the participants will be fully entitled to their shares of Class A common stock. Shares that are issued upon vesting are newly issued shares from the Long-term Incentive Plan and are not issued from treasury stock. Forfeitures are recorded as they occur.
In February 2024, the Compensation Committee approved the issuance of 108,000 RSUs and 345,263 stock options to certain executives under the Company’s Long-Term Incentive Plan (collectively the “February 2024 Awards”). These RSUs will vest equally over three years from the grant date. The stock options expire after ten years and vest equally over three years from the grant date. The expense associated with these awards will be based on the fair value of the stock or the stock options as of the grant date over the vesting period on a straight-line basis.
After the issuance of the February 2024 Awards, 243,228 shares of common stock remained available for issuance of the 3,164,991 shares that were authorized for issuance under the Long-term Incentive Plan.
The following table shows a summary of the unvested restricted stock under the 2023 Long-Term Equity Compensation Incentive Plan as of March 31, 2024 as well as activity during the year:

	Number of shares	Weighted Average Grant Date Fair Value
Restricted stock units, unvested, December 31, 2023	2,429,500	$6.16
Granted	108,000	$12.37
Vested	—	$—
Forfeited	—	$—
Restricted stock units, unvested, March 31, 2024	2,537,500	$6.42
Black-Scholes option-pricing model assumptions and the resulting fair value of options are presented in the following table:

2024
Dividend yield	—%
Expected volatility	23.00%
Risk-free interest rate	3.98%
Expected option life	5.81 years
Weighted average fair value of options	$3.91
The Company does not intend to pay dividends for the foreseeable future. The expected volatility reflects the Company’s past daily common stock price volatility. The risk-free interest rate is derived using the term matched U.S. Treasury constant maturity yields. The expected option life is based on the average of the average time to vest and the remaining contractual term.
The following table shows the status of, and changes in, common stock options:

	Number of Options	Weighted Average Exercise Price
Options outstanding, December 31, 2023	—	$—
Granted	345,263	$3.91
Exercised	—	$—
Expired or cancelled	—	$—
Options exercisable, March 31, 2024	345,263	$3.91
Compensation costs recognized for RSUs and stock options were $1,509,739 and $— for the three months ended March 31, 2024 and 2023, respectively. $322,607 and $1,187,132 of the compensation costs is recorded in cost of revenue (including stock-based compensation) and in general and administrative expense (including stock-based compensation) in the consolidated statements of operations and comprehensive (loss) income, respectively. As of March 31, 2024, there was approximately $14,781,400 of unrecognized compensation costs related to RSUs and options which the Company expects to recognize over the next 2.8 years.
CEO Restriction Agreement:
As part of the Merger, the Chief Executive Officer (“CEO”) entered into a Restriction Agreement with the Company that provides terms for the CEO’s ownership interest grant that were assigned to him from the three original founders of Abacus Settlements. As of the Closing Date of the Merger on June 30, 2023, the CEO received 4,569,922 shares of Restricted Stock.
Vesting Conditions. The Company shall issue the shares of Restricted Stock either (a) in certificate form or (b) in book entry form, registered in the CEO’s name, referring to the terms, conditions and restrictions applicable to the shares as outlined below. The CEO’s Ownership Interest Grant (“Restricted Stock”) shall vest as follows:
i. 50% of the shares on the 25th month following the Effective Date,
ii. 50% of the shares on the 30th month following the Effective Date,
iii. Additionally, the Restricted Stock will become fully vested upon the first to occur of one of the following events: (i) separation from service due to disability, (ii) death, (iii) separation from service without cause; or (iv) separation from service for good reason.
CEO Stock-based compensation expense is recorded in general and administrative expense (including stock-based compensation) in the consolidated statements of operations and comprehensive (loss) income is summarized as follows:

	Three Months Ended March 31,
	2024	2023
Stock-based compensation expense	$4,583,632	$—
Restricted Stock activity relative to the CEO for the three months ended March 31, 2024 is summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	4,569,922	$10.03
Granted	—	$—
Vested	—	$—
Forfeited	—	$—
Outstanding at March 31, 2024	4,569,922	$10.03
As of March 31, 2024, unamortized stock-based compensation expense for unvested Restricted Stock relative to the CEO was $32,085,422 with a remaining contractual life of 1.8 years.
STOCK- BASED COMPENSATION
Long-term Incentive Plan:
In October of 2023, the Compensation Committee approved the issuance of 2,468,500 restricted stock units (“RSU’s”) to executives, employees and directors as part of the Company’s 2023 Long-Term Equity Compensation Incentive Plan (“Long-term Incentive Plan”). This plan provides for equity-based awards, including restricted stock units, performance stock units (“PSU”), stock options and unrestricted shares of common stock, may be granted to officers, key employees and directors of the Company. The Company has granted RSUs that provide the right to receive, subject to service based vesting conditions, shares of common stock pursuant to the Equity Plan. After the issuance, 621,500 shares of common stock remained available for issuance of the 3,090,000 shares that are authorized for issuance under the Long-term Incentive Plan. The expense associated with the awards will be based on the fair value of the stock as of the grant date, where the Company will elect to straight line recognition over the vesting period, which is three years.
Each RSU entitles the unit holder to one share of common stock when the restriction expires. RSUs have service conditions associated with them that range from one to three years. In our plan, subject to continuous employment, 10% of the Initial Annual Award will vest at 9 months following the date of grant and 90% of the Initial Annual Award will vest at 33 months following the date of the grant. For certain employees, a minimum of 10% of the Initial Annual Award will vest if termination by the Employer without cause or by the executive for good reason occurs within the first 9 months of the grant. After satisfying the above vesting conditions, the participants will be fully entitled to their shares of Class A common stock. Shares that are issued upon vesting are newly issued shares from the Long-term Incentive Plan and are not issued from treasury stock. Forfeitures are recorded as they occur.
The following table shows a summary of the unvested restricted stock under the 2023 Long-Term Equity Compensation Incentive Plan as of December 31, 2023 as well as activity during the year:

	Number of shares	Weighted Average Grant Date Fair Value
Restricted stock units, unvested, December 31, 2022	—	$—
Granted	2,468,500	$6.16
Vested	(39,000)	$6.16
Forfeited	—	$—
Restricted stock units, unvested, December 31, 2023	2,429,500	$6.16
Compensation costs recognized for these restricted stock units were $1,600,760 and $— for the years ended December 31, 2023 and 2022, respectively. $1,278,153 and $322,607 of the 2023 compensation costs is recorded in cost of revenue (including stock-based compensation) and in general and administrative expense (including stock-based compensation) in the consolidated statements of operations and comprehensive income, respectively. As of December 31, 2023, there was approximately $13,605,200 of unrecognized compensation costs related to these restricted stock units which the Company expects to recognize over the next 2.5 years.
CEO Restriction Agreement:
Effective upon Business Combination close, the Chief Executive Officer (“CEO”) entered into a Restriction Agreement with Abacus Life, Inc. that provides terms for the CEO’s ownership interest grant that were assigned to him from the three original founders of Abacus Settlements. As of the Closing Date as provided in the Merger Agreement amended on April 21, 2023, the CEO received 4,569,922 shares of Restricted Stock.
Vesting Conditions. The Company shall issue the shares of Restricted Stock either (a) in certificate form or (b) in book entry form, registered in the CEO’s name, referring to the terms, conditions and restrictions applicable to the shares as outlined below. The CEO’s Ownership Interest Grant (“Restricted Stock”) shall vest as follows:
1. 50% of the shares on the 25th month following the Effective Date,
2. 50% of the shares on the 30th month following the Effective Date,
3.Additionally, the Restricted Stock will become fully vested upon the first to occur of one of the following events: (i) separation from service due to disability, (ii) death, (iii) separation from service without cause; or (iv) separation from service for good reason.
CEO Stock-based compensation expense is recorded in general and administrative expense (including stock-based compensation) summarized as follows:

	Years Ended December 31,
	2023	2022
Stock-based compensation expense	$9,167,264	$—
Restricted Stock activity relative to the CEO for the year ended December 31, 2023 is summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	—	$—
Granted	4,569,922	$10.03
Forfeited	—	$—
Settled	—	$—
Outstanding at December 31, 2023	4,569,922	$10.03
As of December 31, 2023, unamortized stock-based compensation expense for unvested Restricted Stock relative to the CEO was $36,669,054 with a remaining contractual life of 2.0 years.